Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

June 30, 2020

FAA-QTLY-0820
1.803291.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.0%
	Shares	Value
Fidelity Communication Services Central Fund (a)	1,400,885	$320,284,331
Fidelity Consumer Discretionary Central Fund (a)	999,368	366,927,854
Fidelity Consumer Staples Central Fund (a)	1,059,681	211,565,356
Fidelity Emerging Markets Equity Central Fund (a)	2,563,130	558,019,090
Fidelity Energy Central Fund (a)	1,367,704	89,994,930
Fidelity Financials Central Fund (a)	5,755,371	498,530,258
Fidelity Health Care Central Fund (a)	1,042,372	551,237,384
Fidelity Industrials Central Fund (a)	1,077,800	275,378,001
Fidelity Information Technology Central Fund (a)	1,783,710	965,879,091
Fidelity International Equity Central Fund (a)	10,058,056	790,864,970
Fidelity Materials Central Fund (a)	444,620	80,885,300
Fidelity Real Estate Equity Central Fund (a)	388,562	40,969,999
Fidelity Utilities Central Fund (a)	572,875	95,945,034
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,017,981,646)		4,846,481,598

Fixed-Income Central Funds - 43.3%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	9,608,847	85,230,474
Fidelity Floating Rate Central Fund (a)	440,818	41,392,810
Fidelity High Income Central Fund (a)	1,544,034	156,765,772

TOTAL HIGH YIELD FIXED-INCOME FUNDS		283,389,056

Investment Grade Fixed-Income Funds - 40.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	4,477,864	476,579,118
Fidelity International Credit Central Fund (a)	1,359,120	139,826,227
Fidelity Investment Grade Bond Central Fund (a)	26,695,976	3,140,781,629

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,757,186,974

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,594,003,304)		4,040,576,030

Money Market Central Funds - 1.5%
Fidelity Cash Central Fund 0.12% (b)	27,676,494	27,682,029
Fidelity Money Market Central Fund 0.47% (b)	111,561,352	111,583,665
Fidelity Securities Lending Cash Central Fund 0.12% (b)(c)	68,804	68,811
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $139,312,043)		139,334,505
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (d)
(Cost $30,852,630)	30,860,000	30,853,189
	Shares	Value

Investment Companies - 2.9%
iShares 20+ Year Treasury Bond ETF	729,764	$119,630,213
iShares MSCI Japan ETF (e)	2,809,221	154,282,416
TOTAL INVESTMENT COMPANIES
(Cost $234,197,221)		273,912,629
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,016,346,844)		9,331,157,951
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,752,253)
NET ASSETS - 100%		$9,327,405,698

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,334	Sept. 2020	$206,116,340	$(6,070,774)	$(6,070,774)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,496	Sept. 2020	123,015,360	(630,166)	(630,166)
TOTAL FUTURES CONTRACTS					$(6,700,940)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,853,189.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,210,159
Fidelity Communication Services Central Fund	10,186,888
Fidelity Consumer Discretionary Central Fund	10,306,327
Fidelity Consumer Staples Central Fund	4,143,511
Fidelity Emerging Markets Debt Central Fund	4,235,619
Fidelity Emerging Markets Equity Central Fund	12,166,066
Fidelity Energy Central Fund	2,426,080
Fidelity Financials Central Fund	22,864,693
Fidelity Floating Rate Central Fund	1,841,416
Fidelity Health Care Central Fund	7,858,663
Fidelity High Income Central Fund	3,398,292
Fidelity Industrials Central Fund	3,605,861
Fidelity Inflation-Protected Bond Index Central Fund	7,219,770
Fidelity Information Technology Central Fund	27,993,452
Fidelity International Credit Central Fund	4,399,926
Fidelity International Equity Central Fund	13,558,262
Fidelity Investment Grade Bond Central Fund	68,060,874
Fidelity Materials Central Fund	918,199
Fidelity Money Market Central Fund	2,221,753
Fidelity Real Estate Equity Central Fund	2,182,145
Fidelity Securities Lending Cash Central Fund	21,529
Fidelity Utilities Central Fund	5,597,597
Total	$216,417,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$48,821,485	$38,559	$50,109,387	$(5,632,044)	$6,881,387	$--	0.0
Fidelity Communication Services Central Fund	270,962,401	38,760,015	21,605,070	(601,538)	32,768,523	320,284,331	16.1
Fidelity Consumer Discretionary Central Fund	325,603,934	41,631,398	24,818,966	(155,082)	24,666,570	366,927,854	17.1
Fidelity Consumer Staples Central Fund	211,715,427	21,134,532	15,909,045	(465,636)	(4,909,922)	211,565,356	16.3
Fidelity Emerging Markets Debt Central Fund	90,593,706	6,364,198	6,994,365	(657,179)	(4,075,886)	85,230,474	3.2
Fidelity Emerging Markets Equity Central Fund	556,651,884	22,065,462	35,473,298	(4,541,726)	19,316,768	558,019,090	30.8
Fidelity Energy Central Fund	132,855,984	7,818,232	7,112,070	(1,346,424)	(42,220,792)	89,994,930	16.5
Fidelity Financials Central Fund	588,924,022	50,253,040	39,071,460	(3,124,249)	(98,451,095)	498,530,258	17.5
Fidelity Floating Rate Central Fund	45,518,177	2,904,800	3,494,245	(258,803)	(3,277,119)	41,392,810	2.2
Fidelity Health Care Central Fund	434,669,997	27,466,759	36,340,734	1,318,418	124,122,944	551,237,384	17.0
Fidelity High Income Central Fund	92,722,467	116,092,765	53,044,261	(1,121,234)	2,116,035	156,765,772	6.1
Fidelity Industrials Central Fund	309,350,734	19,524,022	20,957,658	(1,274,094)	(31,265,003)	275,378,001	17.4
Fidelity Inflation-Protected Bond Index Central Fund	421,991,665	98,464,879	59,320,476	205,276	15,237,774	476,579,118	30.5
Fidelity Information Technology Central Fund	736,651,164	56,068,078	74,495,159	2,478,140	245,176,868	965,879,091	16.6
Fidelity International Credit Central Fund	94,953,312	53,943,301	7,672,992	(131,584)	(1,782,346)	139,826,227	30.5
Fidelity International Equity Central Fund	785,158,315	74,096,600	70,188,384	(5,940,763)	7,739,202	790,864,970	29.7
Fidelity Investment Grade Bond Central Fund	2,880,244,015	562,945,954	428,767,949	(774,562)	127,134,171	3,140,781,629	11.1
Fidelity Materials Central Fund	76,769,511	13,732,680	6,168,340	(635,420)	(2,813,131)	80,885,300	17.6
Fidelity Real Estate Equity Central Fund	140,113,734	5,147,690	68,509,396	(24,961,532)	(10,820,497)	40,969,999	6.3
Fidelity Utilities Central Fund	113,626,444	11,319,844	7,551,215	(316,555)	(21,133,484)	95,945,034	17.3
	8,357,898,378	1,229,772,808	1,037,604,470	(47,936,591)	384,410,967	8,887,057,628

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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